DESCRIPTION OF THE BUSINESS (Details) $ in Millions								12 Months Ended
	Dec. 17, 2024 CAD ($)	Nov. 21, 2024 CAD ($)	May 01, 2023 CAD ($)	Nov. 29, 2022 CAD ($)	Apr. 09, 2020 CAD ($)	Jan. 16, 2020 CAD ($)	Oct. 13, 2016	Dec. 31, 2024 segment	Dec. 31, 2023
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership, percentage								100.00%	100.00%
Number of reportable segments | segment								3
B2M Limited Partnership | 2025 Approved Revenue Requirement
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement		$ 38
B2M Limited Partnership | 2020 Approved Revenue Requirement
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement						$ 33
Niagara Reinforcement Limited Partnership | 2025 Approved Revenue Requirement
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement		$ 9
Niagara Reinforcement Limited Partnership | 2020 Approved Revenue Requirement
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement					$ 9
Hydro One Networks | 2023 Approved Revenue Requirement
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement				$ 1,952
Distribution revenue requirement				1,727
Hydro One Networks | 2024 Approved Revenue Requirement
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement				2,073
Distribution revenue requirement				1,813
Hydro One Networks | 2025 Approved Revenue Requirement
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement				2,168
Distribution revenue requirement				1,886
Hydro One Networks | 2026 Approved Revenue Requirement
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement				2,277
Distribution revenue requirement				1,985
Hydro One Networks | 2027 Approved Revenue Requirement
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement				2,362
Distribution revenue requirement				$ 2,071
Hydro One Sault Ste. Marie LP
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Deferred rebasing period (in years)							10 years
Chatham Lakeshore Limited Partnership | 2025 Approved Revenue Requirement
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement	$ 17
Hydro One Remotes | 2023 Approved Revenue Requirement
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement			$ 128
Proposed increase to base rate			3.72%
B2M Limited Partnership
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in related party (as a percent)								66.00%
Niagara Reinforcement Limited Partnership
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in related party (as a percent)								55.00%
Province
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership, percentage								47.10%	47.10%